Short-Term Borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Short-term borrowings	¥ 62,008	¥ 111,836
Unsecured loans, weighted-average interest rate of 4.22%
Short-term Debt [Line Items]
Short-term borrowings		105,836
Unsecured loans, weighted-average interest rate of 4.64%
Short-term Debt [Line Items]
Short-term borrowings	56,008
Secured call money, weighted-average interest rate of 0.10%
Short-term Debt [Line Items]
Short-term borrowings	¥ 6,000	¥ 6,000